SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Payables and Accruals [Abstract]
Advance from customers	¥ 50,161	¥ 45,411
Accrued payroll	10,957	11,065
VAT payable	2,029	3,490
Other payables	27,043	29,384
Total	¥ 90,190	¥ 89,350